Details of Significant Accounts - Share-based payment, share incentive plan - Narrative (Details) - Share Incentive Plan - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Minimum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 2.13	$ 2.43
Weighted-average remaining contractual period	2 years 6 months 21 days	3 years 21 days
Maximum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 7.20	$ 7.20
Weighted-average remaining contractual period	4 years 10 months 28 days	4 years 10 months 2 days